UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6555
THE BRAZILIAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	March 31st

Date of reporting period:	October 1, 2004 to December 31, 2004

Item 1:   Schedule of Investments

[insert schedule of investment securities]

The Brazilian Equity Fund, Inc.

Schedule of Investments - December 31, 2004 (unaudited)

Description	No. of Shares/Units	Value
EQUITY OR EQUITY- LINKED SECURITIES-99.96%
Aerospace/Defense-Equipment-2.69%
Empresa Brasileira de Aeronautica S.A., ADR	43,700	$1,461,328

Airlines-0.62%
Gol - Linhas Aereas Inteligentes S.A., ADR†	10,600	337,928

Banking-11.65%
Banco Bradesco S.A., ADR	103,000	2,581,180
Banco Bradesco S.A., PN	22,800	551,372
Banco Bradesco S.A., PN, Rights†	841	7,615
Banco Itaú Holding Financeira S.A., ADR	35,000	2,630,950
União de Bancos Brasileiros S.A., GDR	17,400	551,928
		6,323,045

Bottling-4.82%
Companhia de Bebidas das Americas, PN, ADR	92,300	2,614,859

Cellular Telecommunications-2.16%
Telesp Celular Participações S.A., ADR†	172,369	1,172,109

Cosmetics & Toiletries-1.98%
Natura Cosmeticos S.A.	36,900	1,076,713

Diversified Operations-3.46%
Investimentos Itaú S.A., PN	1,084,130	1,877,635

Electric-Integrated-4.63%
Centrais Elétricas Brasileiras S.A., ON	58,700,000	850,885
Companhia Energética de Minas Gerais, ADR	51,696	1,268,620
Companhia Paranaense de Energía, PN, ADR	87,500	391,125
		2,510,630

Medical Labs & Testing Services-0.34%
Diagnosticos da America S.A. †	20,800	187,169

Mining-21.93%
Caemi Mineracao e Metalurgia S.A., PN †	1,410,000	1,210,392
Companhia Vale do Rio Doce, ADR	27,400	794,874
Companhia Vale do Rio Doce, PN, ADR	405,700	9,890,966
		11,896,232

Oil & Natural Gas-22.67%
Petróleo Brasileiro S.A., ADR	7,000	278,460
Petróleo Brasileiro S.A., PN, ADR	332,000	12,021,720
		12,300,180

Paper & Related Products-2.92%
Aracruz Celulose S.A., ADR	20,900	787,930
Votorantim Celulose e Papel S.A., ADR	49,200	797,040
		1,584,970

Public Thoroughfares-0.71%
Companhia de Concessoes Rodoviarias	17,500	$382,812

Steel-7.62%
Companhia Siderúrgica Nacional S.A., ON	82,700	1,581,451
Gerdau S.A., ADR	61,260	1,102,680
Usinas Siderúrgicas de Minas Gerais S.A., PNA	71,300	1,448,281
		4,132,412

Telephone-Integrated-9.65%
Brasil Telecom Participações S.A.	113,300,000	1,143,238
Brasil Telecom Participações S.A., ADR	10,200	389,130
Tele Norte Leste Participações S.A., ADR	97,900	1,651,573
Tele Norte Leste Participações S.A., ON	41,600	729,723
Telecomunicações de São Paulo S.A., PN	44,400,000	847,545
Telemar Norte Leste S.A., PNA	18,600	473,053
		5,234,262

Tobacco-0.97%
Souza Cruz S.A., ON	39,100	524,376

Transportation-1.14%
All America Latina Logistica, PN	20,800	618,675

TOTAL EQUITY OR EQUITY-LINKED SECURITIES
(Cost $31,604,943)		54,235,335

	Principal Amount (000’s)
SHORT-TERM INVESTMENT-0.97%
Bahamas-0.97%
Citibank N.A., overnight deposit, 1.35%, 01/03/05* (Cost $524,000)	$524	524,000

Total Investments-100.93%
(Cost $32,128,943)		54,759,335
Liabilities in Excess of Cash and Other
Assets-(0.93)%		(504,011)

NET ASSETS-100.00%		$54,255,324

†	Security is non-income producing.
*	Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.
ADR	American Depository Receipts.
GDR	Global Depository Receipts.
ON	Ordinary Shares.
PN	Preferred Shares.
PNA	Preferred Shares, Class A.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the

Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell.

Federal Income Tax Cost - At December 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $32,385,180, $22,377,035, $(2,880) and $22,374,155, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BRAZILIAN EQUITY FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	February 28, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	February 28, 2005